Shareholder's Interest (Narrative) (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended			0 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 19, 2012	Mar. 21, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of options granted						$ 2.68	$ 2.69
Shares vested that are subject to performance conditions that have not yet been determined probable to meet					600,000
Total share based compensation expense	$ 2,246,000	$ 2,754,000	$ 8,064,000	$ 14,093,000	$ 16,715,000	$ 28,540,000	$ 20,667,000
Tax benefit related to the share-based compensation expense					6,300,000	10,800,000	7,900,000
Unrecognized compensation cost, net of estimated forfeitures, related to unvested share-based compensation arrangements that will vest based on service conditions					22,900,000
Options granted vest based on market conditions					19,600,000
Reversal of expense related to cancelled executives stock options							6,600,000
2008 Executive Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted under the iHeart 2008 Executive Incentive Plan								2,000,000	2,500,000
Replacement stock options								1,800,000	1,300,000
Incremental compensation expense								1,700,000	1,000,000
Stock options repurchased								900,000
Restricted stock awards forfeited								600,000
Compensation expense recognized related to tax assistance program								2,600,000
Restricted shares issued in connection with the tax assistance program								1,500,000
Ccoh Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options vested					7,100,000
Restricted stock awards forfeited					283,000
Parent Company [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options vested					6,300,000	3,900,000	3,800,000
Restricted stock awards forfeited					63,000
CCOH [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of options granted					$ 4.10	$ 4.43	$ 8.30
Fair value of options vested						11,500,000	8,200,000
Cash received for options exercised					4,200,000	6,400,000	1,400,000
Total instrinsic value of the options exercised					$ 5,000,000	$ 7,900,000	$ 1,500,000
Restricted stock awards forfeited					226,000